Note 14 - Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Cost		$ 4,432,461	$ 6,555,562
Accumulated amortization		(1,500,800)	(686,050)
Intangible assets other than goodwill		2,931,661	5,869,512
Additions		54,987	42,838
Adjustment (1)	[1]	0	(2,150,000)
Amortization expenses		(560,273)	(821,201)
Currency translation adjustments		5,903	(9,488)
At December 31		2,432,278	2,931,661
Cost		4,417,424	4,432,461
Accumulated amortization		(1,985,146)	(1,500,800)
Computer software [member]
Statement Line Items [Line Items]
Cost		582,461	555,562
Accumulated amortization		(415,300)	(136,050)
Intangible assets other than goodwill		167,161	419,512
Additions		54,987	42,838
Adjustment (1)	[1]	0	0
Amortization expenses		(218,273)	(285,701)
Currency translation adjustments		5,903	(9,488)
At December 31		9,778	167,161
Cost		567,424	582,461
Accumulated amortization		(557,646)	(415,300)
Intellectual property rights [member]
Statement Line Items [Line Items]
Cost		3,850,000	6,000,000
Accumulated amortization		(1,085,500)	(550,000)
Intangible assets other than goodwill		2,764,500	5,450,000
Additions		0	0
Adjustment (1)	[1]	0	(2,150,000)
Amortization expenses		(342,000)	(535,500)
Currency translation adjustments		0	0
At December 31		2,422,500	2,764,500
Cost		3,850,000	3,850,000
Accumulated amortization		$ (1,427,500)	$ (1,085,500)

[1]	On January 10, 2023 (the “Agreement Date”), the Company entered into an intellectual property purchase agreement effective on January 16, 2023 (the “Effective Time”) with SeeQuestor Limited (“SeeQuestor”), a company providing video analytics technology incorporated and registered in England and Wales.